Leases (Details) - Schedule of lease assets and liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease right-of-use assets, net	$ 6,172	$ 6,555
Equipment finance leases		7,979
Total lease assets		14,534
Current
Operating lease liabilities, current	1,557	1,530
Finance lease liabilities, current	2,128	2,116
Sub-total		3,646
Non-current
Operating lease liabilities, non-current	4,770	5,174
Finance lease liabilities, non-current	$ 3,560	4,100
Sub-total		9,274
Total lease liabilities		$ 12,920